CREDIT FACILITIES, NOTES PAYABLE AND REPURCHASE FACILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Debt
The following table summarizes the debt balances as of June 30, 2021 and December 31, 2020, and the debt activity for the six months ended June 30, 2021 (in thousands):

		During the Six Months Ended June 30, 2021
	Balance as of December 31, 2020	Debt Issuances & Assumptions (1)	Repayments & Modifications (2)	Accretion and (Amortization)	Balance as of June 30, 2021
Notes payable — fixed rate debt	$578,096	$—	$(54,534)	$—	$523,562
Notes payable — variable rate debt	—	102,553	(8,351)	—	94,202
Credit facilities	1,336,500	320,000	(235,000)	—	1,421,500
Repurchase facilities	235,380	270,182	(136)	—	505,426

Total debt	2,149,976	692,735	(298,021)	—	2,544,690

Net premiums (3)	149	—	—	(149)	—
Deferred costs — credit facility (4)	(3,543)	—	—	1,466	(2,077)
Deferred costs — fixed rate debt	(1,589)	—	45	374	(1,170)
Deferred costs — variable rate debt	—	(1,346)	—	712	(634)

Total debt, net	$2,144,993	$691,389	$(297,976)	$2,403	$2,540,809

(1)	Includes deferred financing costs incurred during the period.
(2)	In connection with the repayment of certain mortgage notes, the Company recognized a loss on extinguishment of debt of $1.5 million during the six months ended June 30, 2021.
(3)
Net premiums on mortgage notes payable were recorded upon the assumption of the respective debt instruments. Amortization of these net premiums is recorded as a reduction to interest expense over the remaining term of the respective debt instruments using the effective-interest method.

(4)	Deferred costs related to the term portion of the CMFT Credit Facility (as defined below).

The following table summarizes the debt balances as of December 31, 2020 and 2019, and the debt activity for the year ended December 31, 2020 (in thousands):

		During the Year Ended December 31, 2020
	Balance as of December 31, 2019	Debt Issuances & Assumptions (1)		Repayments & Modifications (2)	Accretion & (Amortization)	Balance as of December 31, 2020
Notes payable	$726,261	$92,212	(5)	$(240,377)	$—	$578,096
Credit facilities	885,000	629,025	(6)	(177,525)	—	1,336,500
Repurchase facilities	—	235,380		—	—	235,380

Total debt	1,611,261	956,617		(417,902)	—	2,149,976
Net premiums (3)	241	—		—	(92)	149
Deferred costs — credit facility (4)	(3,933)	(1,440)		— (7)	1,830	(3,543)
Deferred costs — fixed rate debt	(2,709)	—		186 (7)	934	(1,589)

Total debt, net	$1,604,860	$955,177		$(417,716)	$2,672	$2,144,993

(1)	Includes deferred financing costs incurred during the period.
(2)	In connection with the repayment of certain mortgage notes, the Company recognized a loss on extinguishment of debt of $4.8 million during the year ended December 31, 2020.
(3)
Net premiums on mortgage notes payable were recorded upon the assumption of the respective debt instruments. Amortization of these net premiums is recorded as a reduction to interest expense over the remaining term of the respective debt instruments using the effective-interest method.

(4)	Deferred costs related to the term portion of the CMFT Credit Facility (as defined below).
(5)	Represents fixed rate debt assumed upon completion of the Mergers during the year ended December 31, 2020.
(6)
Includes credit facility borrowings of $287.5 million assumed upon completion of the Mergers during the year ended December 31, 2020. (7) Represents deferred financing costs written off during the period resulting from debt repayments prior to the respective maturity dates.

Schedule of Maturities of Long-term Debt
The following table summarizes the scheduled aggregate principal repayments for the Company’s outstanding debt subsequent to June 30, 2021 (in thousands):

Principal Repayments
Remainder of 2021	$105,171
2022	1,207,098
2023	757,442
2024	474,979
2025	—
Thereafter	—

Total	$2,544,690

The following table summarizes the scheduled aggregate principal repayments for the Company’s outstanding debt subsequent to December 31, 2020 (in thousands):

Year Ending December 31,	Principal Repayments
2021	$138,210
2022	1,134,391
2023	554,783
2024	322,592
2025	—
Thereafter	—

Total	$2,149,976